E&E ASSETS (Details) - USD ($)		12 Months Ended
	Jun. 01, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
E&E ASSETS
Balance at beginning		$ 4,077,474	$ 2,280,490
E&E expenditures:
Acquisition costs		100,000	130,200
Assays		23,202	99,631
Consulting		333,323	326,504
Drilling			543,613
Field supplies and rentals		4,597	83,165
Field work		32,009	124,937
Geophysics		242,238	3,180
Government payments		295,506	326,856
Share-based compensation		28,209	123,007
Technical and assessment reports		750	21,300
Travel		26,697	18,881
Write-off of E&E assets		(18,893)	(4,290)
Total E&E expenditures		1,067,638	1,796,984
Balance at ending		5,145,112	4,077,474	$ 2,280,490
Kelly Creek
E&E ASSETS
Balance at beginning		719,533	636,708
E&E expenditures:
Acquisition costs		20,000	20,000
Assays		0	0
Consulting		0	900
Drilling			0
Field supplies and rentals		0	0
Field work		0	0
Geophysics		0	0
Government payments		21,000	20,923
Share-based compensation		9,403	41,002
Technical and assessment reports		0	0
Travel		0	0
Write-off of E&E assets	$ (353,456)	0	0
Total E&E expenditures		50,403	82,825
Balance at ending		769,936	719,533	636,708
Lone Mountain
E&E ASSETS
Balance at beginning		1,379,437	776,682
E&E expenditures:
Acquisition costs		30,000	58,650
Assays		23,202	78,530
Consulting		230,024	111,893
Drilling			0
Field supplies and rentals		3,597	1,422
Field work		20,009	60,050
Geophysics		36,850	0
Government payments		201,636	222,467
Share-based compensation		9,403	41,002
Technical and assessment reports		750	21,300
Travel		24,251	7,441
Write-off of E&E assets		(17,934)	0	0
Total E&E expenditures		561,788	602,755
Balance at ending		1,941,225	1,379,437	776,682
Stockade Mountain
E&E ASSETS
Balance at beginning		1,978,504	867,100
E&E expenditures:
Acquisition costs		50,000	51,550
Assays		0	21,101
Consulting		102,649	211,161
Drilling			543,613
Field supplies and rentals		1,000	81,008
Field work		12,000	64,887
Geophysics		205,388	3,180
Government payments		72,681	83,299
Share-based compensation		9,403	41,003
Technical and assessment reports		0	0
Travel		2,326	10,602
Write-off of E&E assets		0	0
Total E&E expenditures		455,447	1,111,404
Balance at ending		2,433,951	1,978,504	867,100
Fourmile Basin
E&E expenditures:
Consulting		650	1,650
Field supplies and rentals			735
Government payments		189	170
Travel		120	838
Write-off of E&E assets		(959)	(3,393)	(883,862)
Miller
E&E ASSETS
Balance at beginning		0	0
E&E expenditures:
Acquisition costs		0	0
Assays		0	0
Consulting		0	900
Drilling			0
Field supplies and rentals		0	0
Field work		0	0
Geophysics		0	0
Government payments		0	(3)
Share-based compensation		0	0
Technical and assessment reports		0	0
Travel		0	0
Write-off of E&E assets		0	(897)	(1,015,468)
Total E&E expenditures		0	0
Balance at ending		$ 0	$ 0	$ 0